Segmental analysis	12 Months Ended
Dec. 31, 2018
Segmental analysis
Segmental analysis

4 Segmental analysis

Reportable segments

The directors manage RBS primarily by class of business and present the egmental analysis on that basis. This includes the review of the net interst income for each class of business. Interst receivable and payable for all reportable setments is therefore presented net. Setments charge market prices for servies rendered between each other; unding charges between segments are determined by RBS Treasury, having regard to commercial demands. The segment performance measure is operating profit/(loss).

Reportable operating segments

In Q1 2019 and effective from 1 January 2019, Business Banking has been transferred from UK Personal and Business Bank (UK PBB) to Commercial Banking as the nature of the business, including distribution channels, products and customers, are more closely aligned to the Commercial Banking business. 2018 and comparatives have been retrospectively revised, or restated, in this Note as well as Note 3 and other segmental disclosures in Capital and risk management section. Concurrent with the transfer, the reportable operating segments have been renamed as follows:

Personal & Ulster comprises two reportable segments: UK Personal Banking and Ulster Bank RoI. UK Personal Banking serves individuals and mass affluent customers in the UK and includes Ulster Bank customers in Northern Ireland. Ulster Bank RoI serves individuals and businesses in the Republic of Ireland (RoI).

Commercial & Private Banking (CPB) comprises two reportable segments: Commercial Banking and Private Banking. Commercial Banking serves small businesses, commercial and corporate customers in the UK. Private Banking serves UK high net worth individuals and their business interests.

RBS International (RBSI) serves retail, commercial, corporate and financial institution customers in Jersey, Guernsey, Isle of Man and Gibraltar and financial institution customers in Luxembourg and London.

NatWest Markets helps global financial institutions and corporates manage their financial risks and achieve their short and long-term financial goals while navigating changing markets and regulation. NatWest Markets does this by providing global market access, financing, risk management and trading solutions from trading hubs in London, Singapore and Stamford with sales offices across key locations in the UK, EU, US and Asia.

Central items & other includes corporate functions, such as RBS Treasury, finance, risk management, compliance, legal, communications and human resources. Central functions manages RBS capital resources and RBS-wide regulatory projects and provides services to the reportable segments. Balances in relation to legacy litigation issues and the international private banking business are included in Central items in the relevant periods.

Allocation of central balance sheet items

RBS allocates all central costs relating to Services and Functions to the business using appropriate drivers, these are reported as indirect costs in the segmental income statements. Assets (and risk-weighted assets) held centrally, mainly relating to RBS Treasury, are allocated to the business using appropriate drivers.

	Net	Net fees	Other			Depreciation	Impairment
	interest	and	non-interest	Total	Operating	and	(losses)/	Operating
	income	commissions	income	income	expenses	amortisation	releases	profit/(loss)
2018	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal Banking	4,283	692	79	5,054	(2,867)	—	(339)	1,848
Ulster Bank RoI	444	91	75	610	(583)	—	(15)	12
Personal & Ulster	4,727	783	154	5,664	(3,450)	—	(354)	1,860
Commercial Banking	2,855	1,283	464	4,602	(2,362)	(125)	(147)	1,968
Private Banking	518	228	29	775	(476)	(2)	6	303
Commercial & Private Banking	3,373	1,511	493	5,377	(2,838)	(127)	(141)	2,271
RBS International	466	101	27	594	(254)	(6)	2	336
NatWest Markets	112	(33)	1,363	1,442	(1,589)	(15)	92	(70)
Central items & other	(22)	(5)	352	325	(783)	(583)	3	(1,038)
Total	8,656	2,357	2,389	13,402	(8,914)	(731)	(398)	3,359

2017
UK Personal Banking	4,342	724	216	5,282	(3,241)	—	(207)	1,834
Ulster Bank RoI	421	94	89	604	(676)	—	(60)	(132)
Personal & Ulster	4,763	818	305	5,886	(3,917)	—	(267)	1,702
Commercial Banking	3,074	1,405	200	4,679	(2,458)	(144)	(390)	1,687
Private Banking	464	179	35	678	(529)	—	(6)	143
Commercial & Private Banking	3,538	1,584	235	5,357	(2,987)	(144)	(396)	1,830
RBS International	325	42	22	389	(217)	(2)	(3)	167
NatWest Markets	203	24	823	1,050	(2,250)	49	174	(977)
Central items & other	158	(13)	306	451	(222)	(711)	(1)	(483)
Total	8,987	2,455	1,691	13,133	(9,593)	(808)	(493)	2,239

2016
UK Personal Banking	4,185	779	16	4,980	(3,675)	2	(119)	1,188
Ulster Bank RoI	409	82	85	576	(669)	—	113	20
Personal & Ulster	4,594	861	101	5,556	(4,344)	2	(6)	1,208
Commercial Banking	2,903	1,399	260	4,562	(2,927)	(143)	(212)	1,280
Private Banking	449	181	27	657	(549)	—	3	111
Commercial & Private Banking	3,352	1,580	287	5,219	(3,476)	(143)	(209)	1,391
RBS International	303	50	21	374	(174)	—	(10)	190
NatWest Markets	343	55	814	1,212	(2,810)	(14)	(253)	(1,865)
Central items & other	116	(11)	124	229	(4,612)	(623)	—	(5,006)
Total	8,708	2,535	1,347	12,590	(15,416)	(778)	(478)	(4,082)

	2018			2017			2016
		Inter			Inter			Inter
	External	segment	Total	External	segment	Total	External	segment	Total
Total revenue	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal Banking	6,188	63	6,251	6,406	39	6,445	6,303	50	6,353
Ulster Bank RoI	668	—	668	676	(4)	672	660	1	661
Personal & Ulster	6,856	63	6,919	7,082	35	7,117	6,963	51	7,014
Commercial Banking	4,576	89	4,665	4,532	79	4,611	4,532	70	4,602
Private Banking	681	195	876	585	143	728	567	172	739
Commercial & Private Banking	5,257	284	5,541	5,117	222	5,339	5,099	242	5,341
RBS International	506	148	654	309	119	428	313	156	469
NatWest Markets	1,882	916	2,798	1,408	809	2,217	1,708	1,539	3,247
Central items & other	2,155	(1,411)	744	2,147	(1,185)	962	1,862	(1,988)	(126)
Total	16,656	—	16,656	16,063	—	16,063	15,945	—	15,945

Total income
UK Personal Banking	5,021	33	5,054	5,265	17	5,282	4,953	27	4,980
Ulster Bank RoI	613	(3)	610	609	(5)	604	584	(8)	576
Personal & Ulster	5,634	30	5,664	5,874	12	5,886	5,537	19	5,556
Commercial Banking	5,079	(477)	4,602	5,051	(372)	4,679	4,949	(387)	4,562
Private Banking	655	120	775	594	84	678	554	103	657
Commercial & Private Banking	5,734	(357)	5,377	5,645	(288)	5,357	5,503	(284)	5,219
RBS International	469	125	594	281	108	389	239	135	374
NatWest Markets	1,510	(68)	1,442	1,077	(27)	1,050	1,296	(84)	1,212
Central items & other	55	270	325	256	195	451	15	214	229
Total	13,402	—	13,402	13,133	—	13,133	12,590	—	12,590

	UK	Ulster	Commercial	Private	RBS	NatWest	Central items
Analysis of net fees and commissions	PB	Bank RoI	Banking	Banking	International	Markets	& other	Total
2018	£m	£m	£m	£m	£m	£m	£m	£m
Fees and commissions receivable
- Payment services	227	34	556	33	25	3	—	878
- Credit and debit card fees	402	22	175	13	—	—	—	612
- Lending (credit facilities)	408	29	415	2	29	88	—	971
- Brokerage	62	6	—	5	—	85	—	158
- Investment management, trustee and fiduciary services	49	4	—	191	42	—	—	286
- Trade finance	—	2	122	1	4	3	—	132
- Underwriting fees	13	—	17	—	—	144	—	174
- Other	2	1	60	16	2	67	(141)	7
Total	1,163	98	1,345	261	102	390	(141)	3,218
Fees and commissions payable	(471)	(7)	(62)	(33)	(1)	(423)	136	(861)
Net fees and commissions	692	91	1,283	228	101	(33)	(5)	2,357

2017
Fees and commissions receivable
- Payment services	194	30	543	37	24	1	—	829
- Credit and debit card fees	451	27	175	12	—	—	—	665
- Lending (credit facilities)	436	30	497	2	10	83	2	1,060
- Brokerage	69	10	—	6	—	63	—	148
- Investment management, trustee and fiduciary services	72	4	35	133	4	1	—	249
- Trade finance	—	2	164	1	3	3	—	173
- Underwriting fees	—	—	—	—	—	157	—	157
- Other	1	—	51	15	2	132	(144)	57
Total	1,223	103	1,465	206	43	440	(142)	3,338
Fees and commissions payable	(499)	(9)	(60)	(27)	(1)	(416)	129	(883)
Net fees and commissions	724	94	1,405	179	42	24	(13)	2,455

2016
Fees and commissions receivable
- Payment services	215	27	534	32	24	24	—	856
- Credit and debit card fees	437	25	163	18	2	—	—	645
- Lending (credit facilities)	416	30	490	2	11	95	—	1,044
- Brokerage	63	7	1	7	1	71	4	154
- Investment management, trustee and fiduciary services	84	3	37	118	(3)	—	11	250
- Trade finance	—	2	158	1	5	30	—	196
- Underwriting fees	—	—	—	—	—	83	—	83
- Other	4	—	68	28	21	202	(211)	112
Total	1,219	94	1,451	206	61	505	(196)	3,340
Fees and commissions payable	(440)	(12)	(52)	(25)	(11)	(450)	185	(805)
Net fees and commissions	779	82	1,399	181	50	55	(11)	2,535

	2018		2017		2016
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
UK Personal Banking	171,011	148,792	166,560	145,104	157,296	136,744
Ulster Bank RoI	25,193	21,189	24,564	19,853	24,111	19,299
Personal & Ulster	196,204	169,981	191,124	164,957	181,407	156,043
Commercial Banking	166,478	139,804	173,621	143,450	174,514	140,737
Private Banking	21,983	28,554	20,290	27,049	18,578	26,673
Commercial & Private Banking	188,461	168,358	193,911	170,499	193,092	167,410
RBS International	28,398	27,663	25,867	29,077	23,420	25,280
NatWest Markets	244,531	227,399	277,886	248,553	372,496	340,471
Central items & other	36,641	54,344	49,268	75,877	28,241	60,048
Total	694,235	647,745	738,056	688,963	798,656	749,252

Segmental analysis of goodwill is as follows:

		Commercial &
	UK Personal	Private	RBS
	Banking	Banking	International	Total
	£m	£m	£m	£m
At 1 January 2017 and 31 December 2017	2,651	2,607	300	5,558
Acquisitions	48	—	—	48
Inter-segment transfers	(9)	9	—	—
At 31 December 2018	2,690	2,616	300	5,606

Geographical segments

The geographical analysis in the tables below has been compiled on the basis of location of office where the transactions are recorded.

	UK	USA	Europe	RoW	Total
2018	£m	£m	£m	£m	£m
Total revenue	15,351	300	838	167	16,656

Net interest income	8,223	—	404	29	8,656
Net fees and commissions	2,183	12	102	60	2,357
Income from trading activities	1,308	124	68	7	1,507
Other operating income	467	119	229	67	882
Total income	12,181	255	803	163	13,402

Operating profit/(loss) before tax	3,805	(718)	150	122	3,359
Total assets	624,228	32,573	34,441	2,993	694,235
Total liabilities	588,185	31,329	27,183	1,048	647,745
Net assets attributable to equity owners and non-controlling interests	36,043	1,244	7,258	1,945	46,490
Contingent liabilities and commitments	121,267	—	5,408	208	126,883

2017
Total revenue	15,011	192	655	205	16,063

Net interest income	8,611	(4)	346	34	8,987
Net fees and commissions	2,192	97	113	53	2,455
Income from trading activities	570	83	(24)	5	634
Other operating income	806	22	121	108	1,057
Total income	12,179	198	556	200	13,133

Operating profit/(loss) before tax	3,230	(580)	(485)	74	2,239
Total assets	662,314	38,485	34,280	2,977	738,056
Total liabilities	626,103	36,564	25,171	1,125	688,963
Net assets attributable to equity owners and non-controlling interests	36,211	1,921	9,109	1,852	49,093
Contingent liabilities and commitments	128,127	78	7,823	22	136,050

2016
Total revenue	14,606	264	738	337	15,945

Net interest income	8,243	82	302	81	8,708
Net fees and commissions	2,287	9	175	64	2,535
Income from trading activities	790	159	18	7	974
Other operating income	261	(40)	9	143	373
Total income	11,581	210	504	295	12,590

Operating (loss)/profit before tax	(2,214)	(1,652)	(266)	50	(4,082)
Total assets	715,685	44,447	32,142	6,382	798,656
Total liabilities	675,089	44,513	26,311	3,339	749,252
Net assets attributable to equity owners and non-controlling interests	40,596	(66)	5,831	3,043	49,404
Contingent liabilities and commitments	141,963	639	8,038	51	150,691